Submission	Sep. 05, 2025
Submission [Line Items]
Central Index Key	0000092103
Registrant Name	SOUTHERN CALIFORNIA EDISON COMPANY
Form Type	SF-1
Submission Type	SF-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A